Taxes Payable	12 Months Ended
Mar. 31, 2023
Tax Payable [Abstract]
TAXES PAYABLE	Note 13 - TAXES PAYABLE
	As of March 31, 2023	As of March 31, 2022
	USD	USD
Income taxes payable	95,888	92,816
Other taxes payable	117	-
Total taxes payable (receivable)	96,005	92,816